Commitments and Contingencies (Details)	Jun. 30, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Long-term restricted deposits	$ 33,588
Shareholders granted amount	1,600,000
Liabilities to lenders amount	$ 1,400,000